COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]	NOTE 7 - COMMITMENTS AND CONTINGENT LIABILITIES Aggregate minimumrental commitments, under non-cancelable leases, as of June 30, 2013, are as follows:
Period ended June 30,
2014	34
2015	1
Total	$35